Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Due from Related Parties

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€16,908	€16,908
Long-term investment	-	167,489	112,725	280,214
Trade receivables	97	-	177,985	178,235
Total	€97	€167,489	€344,221	€511,807

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€16,908	€16,908
Long-term investment	-	-	112,725	112,725
Trade receivables	250	-	116,337	116,587
Total	€250	€-	€245,970	€246,220

Schedule of Due to Related Parties

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(996,266)	€(784)	€(997,050)
Credits pending collection	-	-	-	-
Trade payable	-	(867)	-	(867)
Total	€-	€(997,133)	€(784)	€(997,917)

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(1,900,000)	€(784)	€(1,900,784)
Credits pending collection	-	164,380	-	164,380
Trade payable	-	(2,196)	(53,445)	(55,641)
Total	€-	€(1,737,816)	€(54,229)	€(1,792,045)

Schedule of Transactions with Related Parties

Six Months Ended June 30, 2025

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€-	€-	€410,342	€410,342
*Services received	-	521,698	-	521,698
Total	€-	€(521,698)	€410,342	€(111,356)

*	Comprised of selling and administrative – related parties of €356,912, salaries and benefits – related parties of €124,159 (including stock-based compensation of €63,682 from RSU) and interest expense – related parties of €40,627.

Six Months Ended June 30, 2024

	Senior	Other group
	partner	companies	Total
Sales	€-	€68,980	€68,980
*Services received	467,410	-	467,410
	€(467,410)	€68,980	€(398,430)

*	Comprised of selling and administrative – related parties of €426,545 and salaries and benefits – related parties of €40,865 which includes stock-based compensation of €32,911 from RSU grant.